PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 99.8%
Common Stocks
Argentina 2.3%
Grupo Financiero Galicia SA, ADR(a)	274,128	$13,835,240
Brazil 10.7%
Banco BTG Pactual SA, UTS	1,554,363	10,867,536
Embraer SA, ADR(a)	396,529	22,832,140
NU Holdings Ltd. (Class A Stock)*	1,243,812	15,199,383
XP, Inc. (Class A Stock)	1,029,818	16,621,262
		65,520,321
China 37.1%
Alibaba Group Holding Ltd., ADR	252,431	30,450,752
BYD Co. Ltd. (Class H Stock)	1,050,962	15,344,947
Innovent Biologics, Inc., 144A*	1,226,417	15,180,720
Kanzhun Ltd., ADR*	1,199,396	22,740,548
KE Holdings, Inc., ADR	478,606	8,815,923
Laopu Gold Co. Ltd. (Class H Stock)(a)	188,996	16,986,599
Leader Harmonious Drive Systems Co. Ltd. (Class A Stock)	210,285	3,766,663
Tencent Holdings Ltd., ADR	586,294	41,081,621
Tencent Music Entertainment Group, ADR	899,514	18,880,799
Trip.com Group Ltd., ADR	233,035	14,436,518
Xiaomi Corp. (Class B Stock), 144A*	4,215,796	28,363,673
Zai Lab Ltd., ADR*(a)	281,814	10,652,569
		226,701,332
Hong Kong 7.1%
Futu Holdings Ltd., ADR	164,187	25,232,258
Hong Kong Exchanges & Clearing Ltd.	340,117	18,406,728
		43,638,986
India 14.2%
Bharti Airtel Ltd.	636,035	13,845,942
BSE Ltd.	513,715	14,144,065
Devyani International Ltd.*	3,433,236	6,356,730
Eternal Ltd.*	2,541,576	8,870,387
ICICI Bank Ltd.	847,356	14,268,890
Mahindra & Mahindra Ltd.	193,730	7,057,314
MakeMyTrip Ltd.*(a)	204,365	19,126,520
Max Estates Ltd.*	594,426	3,281,867
		86,951,715
Indonesia 0.9%
Bank Syariah Indonesia Tbk PT	31,734,398	5,238,889
Mexico 1.7%
Southern Copper Corp.(a)	110,180	10,374,579
Singapore 1.2%
Sea Ltd., ADR*	46,966	7,357,224
South Korea 9.7%
Classys, Inc.	237,787	9,838,628
Hanwha Aerospace Co. Ltd.	27,916	19,916,738
HD Hyundai Electric Co. Ltd.	30,587	10,884,754

PGIM Jennison Emerging Markets Equity Opportunities Fund

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
South Korea (cont’d.)
Hugel, Inc.*			45,035	$10,870,496
Samsung Electronics Co. Ltd.			148,736	7,580,178
				59,090,794
Taiwan 14.9%
Alchip Technologies Ltd.			150,172	19,197,551
ASPEED Technology, Inc.			121,212	18,356,438
MediaTek, Inc.			340,481	15,418,537
Taiwan Semiconductor Manufacturing Co. Ltd.			788,123	30,342,174
Taiwan Semiconductor Manufacturing Co. Ltd., ADR			32,943	7,959,688
				91,274,388

Total Long-Term Investments (cost $477,304,811)				609,983,468
Short-Term Investments 11.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wb)	9,837,865	9,837,865
PGIM Institutional Money Market Fund (7-day effective yield 4.528%) (cost $57,682,950; includes $57,400,309 of cash collateral for securities on loan)(b)(wb)	57,726,330	57,685,921

Total Short-Term Investments (cost $67,520,815)				67,523,786

TOTAL INVESTMENTS 110.9% (cost $544,825,626)				677,507,254
Liabilities in excess of other assets (10.9)%				(66,498,308)

Net Assets 100.0%				$611,008,946

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
UTS—Unit Trust Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $56,374,839; cash collateral of $57,400,309 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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